Loss Before Income Tax - Schedule of Depreciation and Amortization (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 180,847	$ 142,552
Right-of-Use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	166,404	134,402
Property, Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	12,383	8,090
Intangible Assets
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 2,060	$ 2,060